                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [  ]     is a restatement.
                                       [   ]   adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    Fort Hill Capital LLC
Address: 2 Jericho Plaza
         Jericho, NY 11753


Form 13F File Number: 28-5535

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Allen Jebsen
Title:   Managing Member
Phone:   (516) 719-8686

Signature, Place, and Date of Signing:

         /s/Allen Jebsen         Jericho, New York     2/15/02
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)













































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     42

Form 13F Information Table Value Total:     $148,734
                                            [thousands]


List of Other Included Managers:  None







































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

                                                   FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7         COLUMN 8
   ---------       --------      --------   --------      --------         ---------    --------         --------
                                                                                                  VOTING AUTHORITY (SHARES)

                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT     OTHER     SOLE    SHARED     NONE
NAME OF ISSUER    TITLE OF CLASS  CUSIP     (X$1000)  PRN  AMT  PRN CALL   DISCRETION     MGR.       (A)      (B)       (C)
--------------    --------------  ------  ----------- --------  --------   ---------      ------    ------  -------   ------
Abbott Labs. (ABT)    Common    002824100      9,098    163,199   SH        SOLE          NONE     163,199
Allianz A.G. Regd.
  NPV (ALLZF)         Reg.      DE0008404005     236      1,000   SH        SOLE          NONE       1,000
American Express
  AXP)                Common    US0258161092     539     15,100   SH        SOLE          NONE      15,100
American Standard
  (ASD)               Common    029712106      1,706     25,000   SH        SOLE          NONE      25,000
Amvescap PLC          ORD       GB0001282697     183     12,699   SH        SOLE          NONE      12,699
Apple Computer
  Inc. (APPL)         Common    037833100      2,212    101,000   SH        SOLE          NONE     101,000
AT&T Corp. (T)        Common    001957109        945     52,100   SH        SOLE          NONE      52,100
Charles Schwab
  Corp. (SCH)         Common    808513105     24,911  1,610,306   SH        SOLE          NONE   1,610,306
Cisco Corp. (CSCO)    Common    17275R102        300     16,554   SH        SOLE          NONE      16,554
Citigroup Inc. (C)    Common    172967101     13,719    271,765   SH        SOLE          NONE     271,765
CMGI Inc. (CMGI)      Common    125750109         65     40,000   SH        SOLE          NONE      40,000
DaimlerChrysler
  AG (DCX)            Common    DE0007100000   6,873    164,932   SH        SOLE          NONE     164,932
Deutsche Bank
  ADR (DTBKY)         Common    DE0005140008     331      4,725   SH        SOLE          NONE       4,725
Deutsche Bank
  Ord (DBKNF)         ORD       DE0005140008   7,269    102,943   SH        SOLE          NONE     102,943
Doubleclick,
  Inc. (DCLK)         Common    258609304        851     75,000   SH        SOLE          NONE      75,000
Estee Lauder Cos.
  Inc. CL A           Class A   518439104      1,686     52,600   SH        SOLE          NONE      52,600
Gillette Co. (G)      Common    375766102      3,113     93,200   SH        SOLE          NONE      93,200
Goldman Sachs
  Group, Inc.         Common    38141G104     25,121    270,841   SH        SOLE          NONE     270,841
Intel Corp. (INTC)    Common    458140100      1,648     52,400   SH        SOLE          NONE      52,400
Intl. Business
  Machs Corp. (IBM)   Common    459200100        933      7,710   SH        SOLE          NONE       7,710
Johnson & Johnson     Common    US4781601046     232      3,924   SH        SOLE          NONE       3,924
Kimberly-Clark(KMB)   Common    US4943681035   2,392     40,000   SH        SOLE          NONE      40,000
Lilly, Eli & Co.
  (LLY)               Common    532457108      2,971     37,822   SH        SOLE          NONE      37,822
Loewen Group          Common    54042L-10-0        1     15,000   SH        SOLE          NONE      15,000



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Lucent Technologies
  Inc. (LU)           Common    549463107      1,458    213,433   SH        SOLE          NONE     213,433
Merck  Co. Inc.
  (MRK)               Common    589331107      2,552     43,400   SH        SOLE          NONE      43,400
Merrill Lynch &
  Co. Inc. (MER)      Common    590188108      3,900     74,835   SH        SOLE          NONE      74,835
Morgan Stnly
  Dean Witter (MWD)   Common    617446448        717     12,816   SH        SOLE          NONE      12,816
Motorola Inc. (MOT)   Common    620076109      2,864    190,650   SH        SOLE          NONE     190,650
Multex.Com            Common    625367107         45     10,000   SH        SOLE          NONE      10,000
Netro (NTRO)          Common    64114R109        110     30,000   SH        SOLE          NONE      30,000
Nokia Corp.
  Spon Adr (NOK)      ADR       654902204        255     10,400   SH        SOLE          NONE      10,400
Openwave Sys
  Inc. (OPWV)         Common    683718100        127     12,941   SH        SOLE          NONE      12,941
Pfizer (PFE)          Common    717081103      1,196     30,601   SH        SOLE          NONE      30,601
Philip Morris
  Cos. Inc. (MO)      Common    718154107      2,338     51,000   SH        SOLE          NONE      51,000
RCN Corp. (RCNC)      Common    749361101      5,910  2,017,200   SH        SOLE          NONE   2,017,200
Siebel Systems        Common    US8261701028     280     10,000   SH        SOLE          NONE      10,000
Sony(SNE)             ADR       US8356993076   4,962    110,032   SH        SOLE          NONE     110,032
Steinway Musical
  Instruments (LVB)   Common    858495104      9,909    596,580   SH        SOLE          NONE     596,580
Sun Microsystems
  Inc.(SUNW)          Common    866810104        344     28,000   SH        SOLE          NONE      28,000
Texas Instruments
  Inc. (TXN)          Common    882508104      2,755     98,400   SH        SOLE          NONE      98,400
Viacom Inc. (VIA/B)   Class B   925524308      1,677     37,975   SH        SOLE          NONE      37,975
                                             148,734























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